Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) $ in Thousands	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Derivatives, Fair Value [Line Items]
Total derivatives, Notional amount	$ 106,344	$ 119,616
Total derivatives, Number of contracts | Contract	244	211
Total derivatives	$ (2,358)	$ 163,114
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	$ 17,591	$ 13,640
Total asset derivatives, Number of contracts | Contract	123	105
Total asset derivatives, Fair value, net	$ 1,244	$ 169,396
Asset derivatives, Gross asset	1,258	169,408
Asset derivatives, Gross liability	(14)	(12)
Total liability derivatives, Notional amount	$ 88,753	$ 105,976
Total liability derivatives, Number of contracts | Contract	121	106
Total liability derivatives, Fair value, net	$ (3,602)	$ (6,282)
Liability derivatives, Gross asset	377	103
Liability derivatives, Gross liability	(3,979)	(6,385)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed accumulation benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	25,381	32,447
Total liability derivatives, Fair value, net	(3,003)	(2,754)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(3,003)	(2,754)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Withdrawal benefit
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	14,507	17,774
Total liability derivatives, Fair value, net	(398)	(321)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(398)	(321)
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	1,500	13,500
Total asset derivatives, Fair value, net	17	318
Asset derivatives, Gross asset	17	318
Asset derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	12,600	2,300
Total liability derivatives, Fair value, net	377	18
Liability derivatives, Gross asset	377	18
Liability derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	$ 0	$ 0
Total asset derivatives, Number of contracts | Contract	122	105
Total asset derivatives, Fair value, net	$ 556	$ 2,800
Asset derivatives, Gross asset	556	2,800
Asset derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	$ 0	$ 0
Total liability derivatives, Number of contracts | Contract	121	106
Total liability derivatives, Fair value, net	$ (178)	$ (1,149)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(178)	(1,149)
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Futures [Member] | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	$ 0
Total asset derivatives, Number of contracts | Contract	1
Total asset derivatives, Fair value, net	$ 1
Asset derivatives, Gross asset	1
Asset derivatives, Gross liability	0
Derivatives not designated as accounting hedging instruments | Foreign currency forward | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	16,091	140
Total asset derivatives, Fair value, net	670	(12)
Asset derivatives, Gross asset	684	0
Asset derivatives, Gross liability	(14)	(12)
Derivatives not designated as accounting hedging instruments | Foreign currency forward | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount		24,622
Total liability derivatives, Fair value, net		(355)
Liability derivatives, Gross asset		85
Liability derivatives, Gross liability		(440)
Derivatives not designated as accounting hedging instruments | Structured settlement annuities | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount		0
Total asset derivatives, Fair value, net		166,290
Asset derivatives, Gross asset		166,290
Asset derivatives, Gross liability		0
Derivatives not designated as accounting hedging instruments | Equity-indexed options in life product contracts | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	36,265	28,833
Total liability derivatives, Fair value, net	(400)	(1,721)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	$ (400)	$ (1,721)